(Vanguard S&P Small-Cap 600 Growth Index Fund Institutional) (Vanguard S&P Small-Cap 600 Growth Index Fund)	12 Months Ended
Aug. 31, 2013
Vanguard S&P Small-Cap 600 Growth Index Fund - Institutional Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.03%
Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.03%